Tortoise Midstream Energy Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2020
	Shares	Fair Value
Master Limited Partnerships - 89.3%(1)
Crude Oil Pipelines - 19.2%(1)
United States - 19.2%(1)
BP Midstream Partners LP	522,549	$6,160,853
NuStar Energy L.P.	423,616	5,739,997
Plains All American Pipeline, L.P.	1,138,339	8,059,440
Shell Midstream Partners, L.P.	697,987	7,252,085
		27,212,375
Diversified Infrastructure - 7.3%(1)
United States - 7.3%(1)
Nextera Energy Partners LP	172,099	10,381,012

Natural Gas/Natural Gas Liquids Pipelines - 27.4%(1)
United States - 27.4%(1)
DCP Midstream, LP	852,385	10,799,718
Energy Transfer LP	1,462,141	9,386,945
Enterprise Products Partners L.P.	1,055,312	18,531,279
		38,717,942
Natural Gas Gathering/Processing - 4.6%(1)
United States - 4.6%(1)
Western Midstream Partners, LP	719,131	6,522,518

Renewable Infrastructure - 1.5%(1)
United States - 1.5%(1)
Enviva Partners LP	50,640	2,089,913

Refined Product Pipelines - 29.3%(1)
United States - 29.3%(1)
Magellan Midstream Partners, L.P.	454,444	17,273,416
MPLX LP	894,030	16,333,928
Phillips 66 Partners LP	289,365	7,789,706
		41,397,050

Total Master Limited Partnerships (Cost $203,380,652)		126,320,810

Common Stock - 33.8%(1)
Natural Gas/Natural Gas Liquids Pipelines - 21.2%(1)
United States - 21.2%(1)
Kinder Morgan Inc.	431,355	5,961,326
ONEOK, Inc.	304,533	8,368,567
The Williams Companies, Inc.	754,486	15,663,128
		29,993,021
Natural Gas Gathering/Processing - 5.7%(1)
United States - 5.7%(1)
Equitrans Midstream Corp.	707,241	7,270,441
Hess Midstream Partners LP	45,146	798,181
		8,068,622
Power - 6.9%(1)
United States - 6.9%(1)
Algonquin Power Utilities Corp.	356,300	4,927,629
Atlantica Sustainable Infrastructure PLC	162,050	4,866,362
		9,793,991

Total Common Stock (Cost $46,702,776)		47,855,634

Preferred Stock - 14.4%(1)
Natural Gas Gathering/Processing - 8.4%(1)
United States - 8.4%(1)
Targa Resources Corp., 9.500% (2)(3)	12,252	11,881,990

Natural Gas/Natural Gas Liquids Pipelines - 6.0%(1)
United States - 6.0%(1)
Altus Midstream Company, 7.000%(2)(3)	7,456	8,500,810

Total Preferred Stock (Cost $17,815,354)		20,382,800

Corporate Bond - 1.0%(1)
Natural Gas Gathering/Processing - 1.0%(1)
United States - 1.0%(1)
Enlink Midstream Partners, 6.000%, Perpetual (Cost $2,529,621)	3,400,000	1,360,000

Convertible Bond - 2.3%(1)
Solar - 2.3%(1)
Grand Cayman - 2.3%(1)
Sunnova Energy Intl Inc., 9.75%, 04/30/2025(2)(3) (Cost $1,820,000)	1,820,000	3,274,708

Special Purpose Acquisition Companies - 3.0%(1)
Other - 3.0%(1)
United States - 3.0%(1)
Northern Genesis Acquisition Corp	210,500	2,088,160
Star Peak Energy Transition Corp	211,200	2,103,552

Total Special Purpose Acquisition Companies (Cost $4,216,479)		4,191,712

Short-Term Investment - 5.9%(1)
United States Investment Company - 5.9%(1)
First American Government Obligations Fund, 0.07%(4) (Cost $8,268,057)	8,268,057	8,268,057

Total Investments - 149.7%(1) (Cost $284,732,939)		211,653,721
Other Assets and Liabilities - (13.7%)(1)		(19,350,820)
Senior Notes - (27.0)%(1)		(38,200,000)
Mandatory Redeemable Preferred Stock at Liquidation Value - (9.0)%(1)		(12,700,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$141,402,901

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities have a total fair value of $23,657,508, which represents 16.7% of net assets. See Note 6 to the financial statements for further disclosure.
(3)
Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments, as more fully described in Note 2 to the financial statements.

(4)	Rate indicated is the current yield as of August 31, 2020.

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of August 31, 2020.  These assets and liabilities are measured on a recurring basis.

NTG:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Master Limited Partnerships(a)	$126,320,810	$-	$-	$126,320,810
Common Stock(a)	47,855,634	-	-	47,855,634
Preferred Stock(a)	-	-	20,382,800	20,382,800
Corporate Bonds(a)	-	1,360,000	-	1,360,000
Convertible Bond(a)	-	-	3,274,708	3,274,708
Special Purpose Acquisition Companies(a)	4,191,712	-	-	4,191,712
Short-Term Investment(b)	8,268,057	-	-	8,268,057
Total Assets	$186,636,213	$1,360,000	$23,657,508	$211,653,721

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended August 31, 2020:

Preferred Stock	NTG
Balance – beginning of period	$24,705,787
Purchases	254,260
Return of capital	-
Sales	(4,329,758)
Total realized gain/loss	566,758
Change in unrealized gain/loss	(814,247)
Balance – end of period	$20,382,800

Convertible Bond	NTG
Balance – beginning of period	$-
Purchases	10,643,100
Return of capital	-
Sales	(10,562,247)
Total realized gain/loss	1,739,147
Change in unrealized gain/loss	1,454,708
Balance – end of period	$3,274,708

NTG
Change in unrealized gain/loss on investments still held at August 31, 2020	$1,043,301